SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8)	12 Months Ended
Jun. 27, 2020 USD ($) $ / shares
Consolidated Balance Sheet
Property and Equipment, Net	$ (9,540,007)
Deferred Tax Liabilities	(6,105,588)
Accumulated Deficit	3,434,419
Consolidated Statement of Operations
Provision for Income Taxes	3,355,935
Net Loss and Comprehensive Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ 3,355,935
Loss Per Share - Basic and Diluted Attributable to Shareholders of MedMen Enterprises Inc. | $ / shares	$ 0.03
Consolidated Statement of Cash Flows
Deferred Tax (Recovery) Expense	$ (3,355,935)
Depreciation and Amortization	(78,484)
Non - Cash Deferred Tax Impact on Property Purchases	$ (6,184,072)